RECEIVABLES - Summary of Aging of Receivables (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Retail
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 10,255	$ 9,955
Retail | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	10,228	9,947
Retail | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	27	8
Retail | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	1,782	3,159
Fiscal year before current fiscal year	2,614	1,689
Two years before current fiscal year	1,316	902
Three years before current fiscal year	667	531
Four years before current fiscal year	369	229
Prior	168	73
Total	6,916	6,583
Retail | North America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	1,782	3,159
Fiscal year before current fiscal year	2,614	1,688
Two years before current fiscal year	1,316	901
Three years before current fiscal year	667	531
Four years before current fiscal year	369	229
Prior	167	73
Total	6,915	6,581
Retail | North America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	0	0
Fiscal year before current fiscal year	0	1
Two years before current fiscal year	0	1
Three years before current fiscal year	0	0
Four years before current fiscal year	0	0
Prior	1	0
Total	1	2
Retail | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	428	881
Fiscal year before current fiscal year	799	524
Two years before current fiscal year	453	295
Three years before current fiscal year	242	190
Four years before current fiscal year	143	105
Prior	104	72
Total	2,169	2,067
Retail | South America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	428	881
Fiscal year before current fiscal year	798	524
Two years before current fiscal year	452	295
Three years before current fiscal year	241	190
Four years before current fiscal year	142	105
Prior	104	72
Total	2,165	2,067
Retail | South America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	0	0
Fiscal year before current fiscal year	1	0
Two years before current fiscal year	1	0
Three years before current fiscal year	1	0
Four years before current fiscal year	1	0
Prior	0	0
Total	4	0
Retail | Asia Pacific
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	284	579
Fiscal year before current fiscal year	429	361
Two years before current fiscal year	255	168
Three years before current fiscal year	109	100
Four years before current fiscal year	55	45
Prior	13	5
Total	1,145	1,258
Retail | Asia Pacific | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	284	579
Fiscal year before current fiscal year	428	357
Two years before current fiscal year	253	167
Three years before current fiscal year	108	99
Four years before current fiscal year	54	45
Prior	13	5
Total	1,140	1,252
Retail | Asia Pacific | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	0	0
Fiscal year before current fiscal year	1	4
Two years before current fiscal year	2	1
Three years before current fiscal year	1	1
Four years before current fiscal year	1	0
Prior	0	0
Total	5	6
Retail | Europe, Middle East, Africa
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	25	47
Retail | Europe, Middle East, Africa | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	8	47
Retail | Europe, Middle East, Africa | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	17	0
Retail | 31-60 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	61	28
Retail | 31-60 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	19	13
Retail | 31-60 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	34	1
Retail | 31-60 Days Past Due | Asia Pacific
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	8	10
Retail | 31-60 Days Past Due | Europe, Middle East, Africa
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	4
Retail | 61-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	10	8
Retail | 61-90 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Retail | 61-90 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Retail | 61-90 Days Past Due | Asia Pacific
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	10	8
Retail | 61-90 Days Past Due | Europe, Middle East, Africa
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Retail | Total Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	71	36
Retail | Total Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	19	13
Retail | Total Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	34	1
Retail | Total Past Due | Asia Pacific
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	18	18
Retail | Total Past Due | Europe, Middle East, Africa
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	4
Retail | Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	10,157	9,911
Retail | Current | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	6,896	6,568
Retail | Current | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	2,131	2,066
Retail | Current | Asia Pacific
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1,122	1,234
Retail | Current | Europe, Middle East, Africa
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	8	43
Wholesale
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	6,249	5,373
Wholesale | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	6,243	5,351
Wholesale | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	6	22
Wholesale | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	2,699	2,339
Wholesale | North America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	2,699	2,339
Wholesale | North America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	962	655
Wholesale | South America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	962	633
Wholesale | South America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	22
Wholesale | Asia Pacific
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	487	449
Wholesale | Asia Pacific | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	481	449
Wholesale | Asia Pacific | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	6	0
Wholesale | Europe, Middle East, Africa
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	2,101	1,930
Wholesale | Europe, Middle East, Africa | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	2,101	1,930
Wholesale | Europe, Middle East, Africa | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | 31-60 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	8	7
Wholesale | 31-60 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | 31-60 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | 31-60 Days Past Due | Asia Pacific
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3	2
Wholesale | 31-60 Days Past Due | Europe, Middle East, Africa
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	5	5
Wholesale | 61-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1	2
Wholesale | 61-90 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | 61-90 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | 61-90 Days Past Due | Asia Pacific
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1	1
Wholesale | 61-90 Days Past Due | Europe, Middle East, Africa
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	1
Wholesale | Total Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	9	9
Wholesale | Total Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | Total Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | Total Past Due | Asia Pacific
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	4	3
Wholesale | Total Past Due | Europe, Middle East, Africa
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	5	6
Wholesale | Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	6,234	5,342
Wholesale | Current | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	2,699	2,339
Wholesale | Current | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	962	633
Wholesale | Current | Asia Pacific
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	477	446
Wholesale | Current | Europe, Middle East, Africa
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 2,096	$ 1,924